Share based payments - Restricted Share Units (Details) - RSU - item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share based payments
Balance at the beginning	63,711	72,222
Granted	50,890	16,025
Exercised	(29,108)	(23,147)
Expired	(7,204)	(1,389)
Balance at the ending	78,289	63,711